SHARE BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 71,055	$ 241,689	$ 67,785
Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			56,800
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		172,200
Technology, data and product development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	12,375	81,337	27,042
Selling and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	13,216	58,377	18,458
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 45,464	$ 101,975	$ 22,285